T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

May 31, 2019	(Unaudited)

Portfolio of Investments‡		Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.3%
COMMUNICATION SERVICES 7.8%
Entertainment 1.9%
Activision Blizzard		16,400	711
Electronic Arts (1)		17,800	1,657
Live Nation Entertainment (1)		17,200	1,046
Netflix (1)		12,600	4,325
Take-Two Interactive Software (1)		5,400	584
Zynga, Class A (1)		92,000	579
			8,902
Interactive Media & Services 5.7%
Alphabet, Class A (1)		2,000	2,213
Alphabet, Class C (1)		10,392	11,469
Baidu, ADR (1)		2,200	242
Facebook, Class A (1)		60,966	10,820
IAC/InterActiveCorp (1)		3,846	849
Match Group (2)		10,900	748
Zillow Group, Class A (1)		2,500	106
			26,447
Media 0.1%
Altice USA, Class A		7,000	165
Interpublic Group		9,200	195
Omnicom Group (2)		2,500	193
			553
Wireless Telecommunication Services 0.1%
T-Mobile US (1)		6,600	485
			485
Total Communication Services			36,387

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

CONSUMER DISCRETIONARY 15.9%

Auto Components 0.3%
Aptiv	19,600	1,255
		1,255
Automobiles 0.2%
Ferrari	2,940	420
Tesla (1)(2)	2,500	463
		883
Distributors 0.1%
Pool	3,256	585
		585
Diversified Consumer Services 0.6%
Bright Horizons Family Solutions (1)	2,800	384
Grand Canyon Education (1)(2)	3,800	455
Service Corporation International	40,800	1,790
Sotheby's (1)(2)	7,500	253
		2,882
Hotels, Restaurants & Leisure 3.4%
Aramark	7,000	244
Choice Hotels International	4,200	346
Domino's Pizza	5,800	1,621
Dunkin' Brands Group	13,800	1,024
Extended Stay America	15,300	262
Hilton Worldwide Holdings	30,037	2,687
Marriott International, Class A	9,407	1,174
MGM Resorts International	23,800	591
Norwegian Cruise Line Holdings (1)	8,000	438
Papa John's International (2)	3,000	145
Restaurant Brands International	19,597	1,289
Royal Caribbean Cruises	4,300	524
Starbucks	23,800	1,810
Wynn Resorts	8,800	945
Yum China Holdings	19,800	792

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Yum! Brands	18,400	1,883
		15,775
Household Durables 0.3%
Mohawk Industries (1)	3,300	447
NVR (1)	270	865
Toll Brothers	5,600	195
		1,507
Internet & Direct Marketing Retail 5.2%
Alibaba Group Holding, ADR (1)	16,457	2,456
Amazon.com (1)	8,300	14,733
Booking Holdings (1)	2,000	3,312
Ctrip.com International, ADR (1)	21,200	733
Farfetch, Class A (1)(2)	8,471	170
GrubHub (1)(2)	3,800	248
MercadoLibre (1)	3,800	2,168
Wayfair, Class A (1)(2)	2,510	361
		24,181
Multiline Retail 1.0%
Dollar General	23,600	3,004
Dollar Tree (1)	12,200	1,239
Ollie's Bargain Outlet Holdings (1)(2)	3,900	385
		4,628
Specialty Retail 4.1%
AutoZone (1)	400	411
Burlington Stores (1)	11,800	1,848
CarMax (1)(2)	18,000	1,409
Five Below (1)	2,700	348
Home Depot	25,200	4,784
O'Reilly Automotive (1)	5,700	2,117
Ross Stores	17,700	1,646
Tiffany (2)	13,200	1,176
TJX	32,100	1,614
Tractor Supply	13,400	1,350
Ulta Beauty (1)	6,400	2,134

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Williams-Sonoma (2)	3,300	193
		19,030
Textiles, Apparel & Luxury Goods 0.7%
Lululemon Athletica (1)	5,000	828
NIKE, Class B	22,400	1,728
PVH	2,500	213
Tapestry	22,500	643
		3,412
Total Consumer Discretionary		74,138
CONSUMER STAPLES 4.0%
Beverages 1.8%
Brown-Forman, Class B	13,612	680
Coca-Cola	39,200	1,926
Constellation Brands, Class A	7,500	1,323
Diageo, ADR (2)	16,200	2,723
Keurig Dr Pepper	6,900	195
Monster Beverage (1)	15,300	947
PepsiCo	6,300	806
		8,600
Food & Staples Retailing 0.1%
Casey's General Stores	3,000	387
Sprouts Farmers Market (1)	5,000	101
		488
Food Products 1.0%
Conagra Brands	9,063	243
Hershey	10,900	1,438
Hormel Foods (2)	7,811	308
McCormick	14,000	2,185
Tyson Foods, Class A	8,000	607
		4,781
Household Products 0.6%
Church & Dwight	14,700	1,094
Clorox	6,800	1,012

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Colgate-Palmolive	6,600	459
		2,565
Tobacco 0.5%
Altria Group	10,200	500
Philip Morris International	23,700	1,828
		2,328
Total Consumer Staples		18,762
ENERGY 1.1%

Energy Equipment & Services 0.1%
Oceaneering International (1)	7,000	115
Schlumberger	10,300	357
		472
Oil, Gas & Consumable Fuels 1.0%
Cabot Oil & Gas	27,300	683
Centennial Resource Development, Class A (1)(2)	42,981	340
Cimarex Energy	7,000	400
Concho Resources	8,676	850
Continental Resources (1)	5,100	179
Diamondback Energy	10,700	1,049
HollyFrontier	8,700	330
Jagged Peak Energy (1)(2)	50,200	417
Venture Global, Series B, Acquisition Date: 3/8/18,
Cost $15 (1)(3)(4)	5	26
Venture Global, Series C, Acquisition Date: 10/16/17 – 3/8/18,
Cost $216 (1)(3)(4)	58	302
		4,576
Total Energy		5,048
FINANCIALS 8.3%
Banks 0.8%
BankUnited	5,500	179
Fifth Third Bancorp	12,400	328
First Republic Bank	17,200	1,669
Pinnacle Financial Partners	4,000	212
Signature Bank	3,100	355

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

SVB Financial Group (1)	2,700	544
Webster Financial	13,100	580
		3,867
Capital Markets 5.9%
BlackRock	9,200	3,823
Cboe Global Markets	26,700	2,898
Charles Schwab	83,000	3,454
CME Group	11,010	2,115
E*TRADE Financial	10,500	470
FactSet Research Systems (2)	1,000	278
Intercontinental Exchange	10,700	880
Lazard, Class A	32,000	997
MarketAxess Holdings	6,200	1,846
Moody's	15,500	2,835
MSCI	3,200	704
Nasdaq	5,800	526
Northern Trust	9,900	847
S&P Global	19,700	4,213
TD Ameritrade Holding	27,700	1,378
Tradeweb Markets, Class A	5,387	243
		27,507
Consumer Finance 0.2%
Discover Financial Services	8,400	626
Green Dot, Class A (1)	3,700	172
		798
Insurance 1.4%
Assurant	7,900	790
Axis Capital Holdings	7,700	459
Fidelity National Financial	17,900	690
Marsh & McLennan	9,500	908
Progressive	26,900	2,133
Willis Towers Watson	9,700	1,702
		6,682
Total Financials		38,854

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

HEALTH CARE 13.2%

Biotechnology 2.8%
Agios Pharmaceuticals (1)(2)	3,800	175
Alexion Pharmaceuticals (1)	8,800	1,000
Alkermes (1)	13,300	286
Alnylam Pharmaceuticals (1)(2)	11,400	770
Amgen	3,000	500
Argenx, ADR (1)(2)	1,533	190
Array BioPharma (1)(2)	8,200	217
Ascendis Pharma, ADR (1)(2)	1,454	181
Biogen (1)	3,500	768
BioMarin Pharmaceutical (1)	24,700	2,031
Bluebird Bio (1)(2)	1,500	180
Blueprint Medicines (1)(2)	2,000	152
Exelixis (1)	18,500	362
FibroGen (1)(2)	1,700	62
Immunomedics (1)(2)	4,800	63
Incyte (1)	10,800	849
Neurocrine Biosciences (1)	7,192	610
Regeneron Pharmaceuticals (1)	2,500	754
Sage Therapeutics (1)(2)	3,477	598
Sarepta Therapeutics (1)(2)	3,900	444
Seattle Genetics (1)(2)	11,257	732
Ultragenyx Pharmaceutical (1)(2)	2,500	137
Vertex Pharmaceuticals (1)	11,900	1,978
		13,039
Health Care Equipment & Supplies 3.9%
ABIOMED (1)	3,700	969
Align Technology (1)	6,900	1,962
Becton Dickinson & Company	8,200	1,914
Cooper	8,100	2,412
Exact Sciences (1)(2)	15,500	1,606
Hologic (1)	22,600	995
ICU Medical (1)	1,959	417
IDEXX Laboratories (1)	7,900	1,973

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Intuitive Surgical (1)	7,050	3,277
Novocure (1)(2)	2,500	133
Penumbra (1)(2)	2,300	328
STERIS	2,265	303
Teleflex	5,600	1,615
West Pharmaceutical Services	2,100	241
		18,145
Health Care Providers & Services 3.3%
Acadia Healthcare (1)	10,100	325
Amedisys (1)	2,200	247
Anthem	5,600	1,557
Centene (1)	30,500	1,761
Covetrus (1)(2)	1,360	34
DaVita (1)	5,400	235
Henry Schein (1)	5,900	380
Humana	4,300	1,053
Molina Healthcare (1)	5,800	825
UnitedHealth Group	27,700	6,698
Universal Health Services, Class B	6,600	789
WellCare Health Plans (1)	5,798	1,601
		15,505
Health Care Technology 0.7%
Cerner (1)	9,400	658
Medidata Solutions (1)	4,000	364
Veeva Systems, Class A (1)	14,000	2,160
		3,182
Life Sciences Tools & Services 1.6%
Agilent Technologies	23,500	1,576
Avantor (1)(2)	75,120	1,314
Bruker	6,000	251
Illumina (1)	5,600	1,719
IQVIA Holdings (1)	3,300	448
Mettler-Toledo International (1)	2,200	1,591
QIAGEN (1)	15,400	586
		7,485

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Pharmaceuticals 0.9%
Catalent (1)(2)	8,900	405
Elanco Animal Health (1)	10,214	319
GW Pharmaceuticals, ADR (1)(2)	1,000	173
Jazz Pharmaceuticals (1)	3,800	477
Nektar Therapeutics (1)(2)	2,500	78
Perrigo	8,153	343
Zoetis	26,200	2,648
		4,443
Total Health Care		61,799
INDUSTRIALS & BUSINESS SERVICES 13.0%
Aerospace & Defense 2.8%
Boeing	14,600	4,987
BWX Technologies (2)	12,000	558
Harris	8,600	1,610
Huntington Ingalls Industries	3,400	697
L3 Technologies	3,800	920
Northrop Grumman	4,200	1,274
Textron	10,000	453
TransDigm Group (1)	5,800	2,558
		13,057
Air Freight & Logistics 0.3%
CH Robinson Worldwide	5,200	414
Expeditors International of Washington	3,700	258
United Parcel Service, Class B	9,300	864
		1,536
Airlines 0.9%
Alaska Air Group	32,100	1,868
American Airlines Group	33,300	907
Copa Holdings, Class A	3,600	322
Southwest Airlines	16,800	800
United Continental Holdings (1)	7,400	575
		4,472

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Building Products 0.6%
A.O. Smith	11,700	474
Allegion	13,800	1,339
Fortune Brands Home & Security	20,200	971
		2,784
Commercial Services & Supplies 1.6%
Cintas	9,500	2,107
Copart (1)	12,600	901
KAR Auction Services	23,400	1,316
Ritchie Bros Auctioneers	7,400	247
Rollins	31,200	1,172
Waste Connections	17,975	1,701
		7,444
Construction & Engineering 0.1%
Valmont Industries	2,100	237
		237
Electrical Equipment 0.5%
AMETEK	4,987	408
Generac Holdings (1)	3,800	210
Hubbell	6,000	687
Rockwell Automation	4,500	670
Sensata Technologies Holding (1)	13,300	568
		2,543
Industrial Conglomerates 0.2%
Roper Technologies	2,300	791
		791
Machinery 1.6%
Cummins	2,500	377
Deere	6,700	939
Donaldson	4,100	194
Fortive	11,101	845
Graco	12,000	567
IDEX	2,925	447
Middleby (1)	7,200	939

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Nordson	3,500	440
PACCAR	4,000	263
Snap-on (2)	4,600	717
Toro	6,900	450
Wabtec (2)	12,514	781
Xylem	6,100	453
		7,412
Marine 0.0%
Kirby (1)	1,500	116
		116
Professional Services 2.5%
CoStar Group (1)	6,000	3,058
Equifax	10,800	1,306
IHS Markit (1)	21,704	1,246
ManpowerGroup	2,800	239
Robert Half International	13,700	735
TransUnion	50,600	3,316
Verisk Analytics (1)	13,000	1,820
		11,720
Road & Rail 1.6%
Genesee & Wyoming, Class A (1)	9,300	886
JB Hunt Transport Services	7,832	667
Kansas City Southern	11,400	1,291
Landstar System	1,900	183
Old Dominion Freight Line	8,300	1,099
Schneider National, Class B	13,619	229
Union Pacific	17,900	2,985
		7,340
Trading Companies & Distributors 0.3%
Fastenal	7,000	214
HD Supply Holdings (1)	21,800	905
Watsco	2,200	346
		1,465
Total Industrials & Business Services		60,917

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

INFORMATION TECHNOLOGY 30.8%

Communications Equipment 0.3%
Motorola Solutions	7,700	1,154
		1,154
Electronic Equipment, Instruments & Components 1.6%
Amphenol, Class A	28,400	2,471
CDW	18,500	1,821
Cognex	8,100	329
Coherent (1)	3,000	330
Corning	25,100	724
FLIR Systems	2,900	140
IPG Photonics (1)	3,000	375
Keysight Technologies (1)	15,500	1,165
Littelfuse	1,600	261
		7,616
IT Services 13.3%
Accenture, Class A	12,200	2,172
Black Knight (1)	17,995	1,020
Booz Allen Hamilton Holding	19,100	1,207
Cognizant Technology Solutions, Class A	13,600	842
CoreLogic (1)	14,400	564
EPAM Systems (1)	2,200	380
Euronet Worldwide (1)	4,600	713
Fidelity National Information Services	23,000	2,767
Fiserv (1)	38,800	3,331
FleetCor Technologies (1)	6,100	1,575
Gartner (1)	12,900	1,952
Genpact	7,200	260
Global Payments	18,100	2,788
GoDaddy, Class A (1)	18,300	1,362
Leidos Holdings	10,700	806
Mastercard, Class A	41,600	10,462
Okta (1)(2)	14,900	1,687
Paychex	5,500	472
PayPal Holdings (1)	33,000	3,622

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Sabre	50,700	1,028
Shopify, Class A (1)	8,500	2,337
StoneCo, Class A (1)(2)	9,066	228
Total System Services	12,700	1,569
Twilio, Class A (1)(2)	12,600	1,663
VeriSign (1)	9,200	1,794
Visa, Class A	73,500	11,858
WEX (1)	3,800	718
Worldpay, Class A (1)	26,600	3,236
		62,413
Semiconductors & Semiconductor Equipment 4.1%
Analog Devices	6,200	599
Entegris	22,900	787
KLA-Tencor	14,500	1,495
Lam Research	7,800	1,362
Marvell Technology Group	47,818	1,066
Maxim Integrated Products	47,600	2,503
Microchip Technology (2)	29,100	2,329
Monolithic Power Systems	5,400	629
NVIDIA	28,800	3,901
QUALCOMM	6,500	434
Skyworks Solutions	28,900	1,926
Xilinx	23,100	2,363
		19,394
Software 11.4%
Adobe (1)	9,500	2,574
ANSYS (1)	1,800	323
Atlassian, Class A (1)	23,291	2,932
Autodesk (1)	14,500	2,333
Cadence Design Systems (1)	18,000	1,144
CDK Global	15,800	765
Ceridian HCM Holding (1)(2)	8,727	429
Coupa Software (1)(2)	5,700	623
Datadog, Acquisition Date: 5/7/19, Cost $55 (1)(3)(4)	1,155	55
DocuSign (1)(2)	5,508	309

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Dropbox, Class A (1)	7,854	177
Fortinet (1)	6,900	500
Guidewire Software (1)	7,500	754
Intuit	11,500	2,816
Microsoft	79,000	9,771
Palo Alto Networks (1)	10,600	2,122
Paycom Software (1)	2,500	530
Pivotal Software, Class A (1)(2)	12,714	253
Pluralsight, Class A (1)(2)	5,793	185
Proofpoint (1)	4,900	551
RealPage (1)	14,717	858
salesforce.com (1)	25,700	3,891
ServiceNow (1)	17,200	4,505
Splunk (1)	21,900	2,496
SS&C Technologies Holdings	40,026	2,227
Symantec	10,000	187
Synopsys (1)	14,400	1,677
Tableau Software, Class A (1)	14,842	1,669
Tyler Technologies (1)	7,900	1,685
Workday, Class A (1)	19,629	4,007
Zendesk (1)	8,000	674
Zoom Video Communications, Class A (1)(2)	1,178	94
		53,116
Technology Hardware, Storage & Peripherals 0.1%
Pure Storage, Class A (1)	33,101	525
		525
Total Information Technology		144,218
MATERIALS 2.9%

Chemicals 1.3%
Air Products & Chemicals	2,700	550
Axalta Coating Systems (1)	11,100	261
Celanese	5,600	532
CF Industries Holdings	6,000	241
Linde	7,300	1,318
PPG Industries	8,400	879

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
RPM International	12,600	674
Sherwin-Williams	3,600	1,510
Valvoline	8,636	151
		6,116
Construction Materials 0.6%
Eagle Materials	3,600	310
Vulcan Materials	21,900	2,735
		3,045
Containers & Packaging 0.9%
Avery Dennison	8,000	832
Ball	36,800	2,259
International Paper	7,500	311
Sealed Air	14,000	587
		3,989
Metals & Mining 0.1%
Kirkland Lake Gold (2)	12,500	432
		432
Total Materials		13,582
REAL ESTATE 2.0%
Equity Real Estate Investment Trusts 1.8%
American Campus Communities, REIT	4,376	203
Crown Castle International, REIT	17,200	2,236
CubeSmart, REIT	6,500	219
Equinix, REIT	1,500	729
Federal Realty Investment Trust, REIT	1,000	131
Iron Mountain, REIT (2)	5,500	168
MGM Growth Properties, Class A, REIT	10,800	332
SBA Communications, REIT (1)	19,000	4,112
SL Green Realty, REIT	3,100	267
VEREIT, REIT	14,000	124
		8,521
Real Estate Management & Development 0.2%
Jones Lang LaSalle	6,700	834

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
WeWork, Class A, Acquisition Date: 12/9/14, Cost $26 (1)(3)(4)	1,753	94
		928
Total Real Estate		9,449
UTILITIES 0.3%
Gas Utilities 0.1%
Atmos Energy	5,100	519
		519
Multi-Utilities 0.1%
NiSource	8,500	237
		237
Water Utilities 0.1%
American Water Works	5,056	571
		571
Total Utilities		1,327
Total Common Stocks (Cost $282,214)		464,481

CONVERTIBLE PREFERRED STOCKS 0.5%
CONSUMER DISCRETIONARY 0.2%
Internet & Direct Marketing Retail 0.2%
Airbnb, Series D, Acquisition Date: 4/16/14, Cost $225 (1)(3)(4)	5,529	642
Airbnb, Series E, Acquisition Date: 7/14/15, Cost $112 (1)(3)(4)	1,207	140
Total Consumer Discretionary		782
INFORMATION TECHNOLOGY 0.2%
Software 0.2%
Slack Technologies, Series H, Acquisition Date: 8/17/18,
Cost $94 (1)(3)(4)	7,868	205
Tanium, Series G, Acquisition Date: 8/26/15, Cost $141 (1)(3)(4)	28,431	247
Uipath, Series D-1, Acquisition Date: 4/26/19, Cost $395 (1)(3)(4)	10,027	395
Uipath, Series D-2, Acquisition Date: 4/26/19, Cost $67 (1)(3)(4)	1,684	66
Total Information Technology		913

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
REAL ESTATE 0.1%
Real Estate Management & Development 0.1%
WeWork, Series D-1, Acquisition Date: 12/9/14,
Cost $51 (1)(3)(4)	3,081	166
WeWork, Series D-2, Acquisition Date: 12/9/14,
Cost $40 (1)(3)(4)	2,420	131
WeWork, Series E, Acquisition Date: 6/23/15, Cost $209 (1)(3)(4)	6,344	343
Total Real Estate		640
Total Convertible Preferred Stocks (Cost $1,334)		2,335

SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 2.46% (5)(6)	923,249	923
Total Short-Term Investments (Cost $923)		923

SECURITIES LENDING COLLATERAL 5.0%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 5.0%
Short-Term Funds 5.0%
T. Rowe Price Short-Term Fund, 2.56% (5)(6)	2,371,343	23,713
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		23,713
Total Securities Lending Collateral (Cost $23,713)		23,713

Total Investments in Securities 105.0%
(Cost $308,184)		$491,452
Other Assets Less Liabilities (5.0)%		(23,555)
Net Assets 100.0%		$467,897

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at May 31, 2019.
(3) Level 3 in fair value hierarchy.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $2,812 and represents 0.6% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended May 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$10
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$10+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	2/28/19	Cost		Cost	5/31/19
T. Rowe Price Government
Reserve Fund	$788		¤	¤	$923
T. Rowe Price Short-Term
Fund	43,036		¤	¤	23,713
					$24,636^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $10 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $24,636.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Tax-Efficient Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$464,004	$—	$477	$464,481
Convertible Preferred Stocks	—	—	2,335	2,335
Short-Term Investments	923	—	—	923
Securities Lending Collateral	23,713	—	—	23,713
Total	$488,640	$—	$2,812	$491,452

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

Following is a reconciliation of the fund’s Level 3 holdings for the period ended May 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at May 31, 2019, totaled $189,000 for the period ended May 31, 2019.

($000	s)	Beginning	Gain (Loss)			Ending
		Balance	During	Total	Total	Balance
		3/1/19	Period	Purchases	Sales	5/31/19
Investment in Securities
Common Stocks		$430	$5	$55	$(13)	$477
Convertible Preferred Stocks		1,725	214	461	(65)	2,335
Total		$2,155	$219	$516	$(78)	$2,812